Off-balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 19,432	$ 141,340
For Documentary Export and Import Credits	104,595	123,828
For Guarantees Granted	$ 72,070	$ 327,608